Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

The Company has evaluated subsequent events through the date of issuance of these unaudited interim condensed consolidated financial statements; there were no subsequent events occurred that would require recognition or disclosure in the Company’s unaudited interim condensed consolidated financial statements.